Quarterly Holdings Report
for

Fidelity® Value Discovery K6 Fund

October 31, 2020

FVDK6-QTLY-1220
1.9884000.103

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	51,100	$2,912,189
Entertainment - 0.2%
Lions Gate Entertainment Corp. Class B (a)	48,089	301,518
Interactive Media & Services - 2.9%
Alphabet, Inc. Class A (a)	1,963	3,172,424
Facebook, Inc. Class A (a)	5,700	1,499,727
		4,672,151
Media - 5.1%
Comcast Corp. Class A	118,097	4,988,417
Fox Corp. Class A	18,628	494,015
Interpublic Group of Companies, Inc.	102,055	1,846,175
WPP PLC	98,500	786,748
		8,115,355
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	15,800	1,731,206

TOTAL COMMUNICATION SERVICES		17,732,419

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.8%
Lear Corp.	10,400	1,256,424
Household Durables - 0.8%
Newell Brands, Inc.	24,300	429,138
Whirlpool Corp.	4,900	906,304
		1,335,442
Multiline Retail - 1.1%
Dollar General Corp.	8,100	1,690,551
Specialty Retail - 3.4%
Best Buy Co., Inc.	19,400	2,164,070
Dick's Sporting Goods, Inc.	15,600	883,740
Lowe's Companies, Inc.	12,400	1,960,440
Williams-Sonoma, Inc.	4,200	383,082
		5,391,332
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	28,925	1,686,038
Tapestry, Inc.	47,400	1,053,702
		2,739,740

TOTAL CONSUMER DISCRETIONARY		12,413,489

CONSUMER STAPLES - 7.7%
Beverages - 0.4%
C&C Group PLC (United Kingdom)	290,700	609,342
Food & Staples Retailing - 2.7%
Kroger Co.	55,900	1,800,539
Performance Food Group Co. (a)	4,300	144,523
Sysco Corp.	13,806	763,610
U.S. Foods Holding Corp. (a)	73,000	1,525,700
		4,234,372
Food Products - 1.6%
Mondelez International, Inc.	39,800	2,114,176
Tyson Foods, Inc. Class A	7,000	400,610
		2,514,786
Household Products - 2.3%
Procter & Gamble Co.	24,500	3,358,950
Spectrum Brands Holdings, Inc.	6,800	386,716
		3,745,666
Tobacco - 0.7%
Altria Group, Inc.	31,700	1,143,736

TOTAL CONSUMER STAPLES		12,247,902

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	29,911	347,865
Oil, Gas & Consumable Fuels - 2.1%
Cabot Oil & Gas Corp.	69,600	1,238,184
GasLog Partners LP	11,500	36,915
Golar LNG Partners LP (b)	75,729	156,759
Parex Resources, Inc. (a)	122,600	1,193,516
Teekay LNG Partners LP	63,716	663,284
		3,288,658

TOTAL ENERGY		3,636,523

FINANCIALS - 17.1%
Banks - 5.1%
Bank of America Corp.	131,700	3,121,290
CIT Group, Inc.	800	23,560
Cullen/Frost Bankers, Inc.	5,500	386,485
JPMorgan Chase& Co.	20,200	1,980,408
M&T Bank Corp.	12,468	1,291,435
PNC Financial Services Group, Inc.	11,600	1,297,808
		8,100,986
Capital Markets - 1.3%
Affiliated Managers Group, Inc.	9,800	738,626
BlackRock, Inc. Class A	1,000	599,210
Invesco Ltd.	19,300	253,023
State Street Corp.	6,481	381,731
		1,972,590
Consumer Finance - 3.0%
Capital One Financial Corp.	27,682	2,023,001
Discover Financial Services	43,253	2,811,878
		4,834,879
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	34,175	6,899,933
Insurance - 3.2%
Allstate Corp.	4,745	421,119
American International Group, Inc.	21,000	661,290
Chubb Ltd.	14,788	1,921,109
The Travelers Companies, Inc.	17,641	2,129,445
		5,132,963
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	8,700	346,695
MGIC Investment Corp.	917	9,225
		355,920

TOTAL FINANCIALS		27,297,271

HEALTH CARE - 17.0%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	12,700	1,462,278
Amgen, Inc.	11,375	2,467,693
Regeneron Pharmaceuticals, Inc. (a)	2,700	1,467,612
		5,397,583
Health Care Providers & Services - 8.9%
Anthem, Inc.	6,633	1,809,482
Centene Corp. (a)	56,000	3,309,600
Cigna Corp.	19,985	3,336,895
CVS Health Corp.	30,719	1,723,029
Humana, Inc.	1,800	718,704
UnitedHealth Group, Inc.	11,100	3,387,054
		14,284,764
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	58,400	3,413,480
Bristol-Myers Squibb Co. rights (a)	34,600	112,796
Roche Holding AG (participation certificate)	7,716	2,479,394
Sanofi SA sponsored ADR	33,959	1,538,343
		7,544,013

TOTAL HEALTH CARE		27,226,360

INDUSTRIALS - 10.6%
Air Freight & Logistics - 0.6%
Deutsche Post AG	12,800	567,082
XPO Logistics, Inc. (a)	4,300	387,000
		954,082
Building Products - 2.0%
Carrier Global Corp.	14,700	490,833
Owens Corning	19,300	1,263,571
Trane Technologies PLC	11,300	1,500,075
		3,254,479
Electrical Equipment - 2.0%
Regal Beloit Corp.	14,500	1,430,425
Siemens Energy AG (a)	8,200	179,542
Vestas Wind Systems A/S	9,300	1,595,545
		3,205,512
Industrial Conglomerates - 1.2%
Siemens AG	16,200	1,899,940
Machinery - 3.2%
ITT, Inc.	13,300	804,783
Oshkosh Corp.	22,500	1,515,600
Otis Worldwide Corp.	14,650	897,752
Pentair PLC	17,800	885,728
Stanley Black & Decker, Inc.	6,700	1,113,540
		5,217,403
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	5,300	162,710
HD Supply Holdings, Inc. (a)	43,400	1,729,924
United Rentals, Inc. (a)	3,400	606,186
		2,498,820

TOTAL INDUSTRIALS		17,030,236

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	83,100	2,983,290
CommScope Holding Co., Inc. (a)	18,500	164,650
		3,147,940
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	23,017	2,229,887
IT Services - 2.0%
Amdocs Ltd.	15,469	872,142
Capgemini SA	5,700	658,141
Cognizant Technology Solutions Corp. Class A	23,643	1,688,583
		3,218,866
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc.	600	209,778
NXP Semiconductors NV	9,300	1,256,616
ON Semiconductor Corp. (a)	10,100	253,409
		1,719,803
Software - 0.4%
Nortonlifelock, Inc.	35,700	734,349

TOTAL INFORMATION TECHNOLOGY		11,050,845

MATERIALS - 3.7%
Chemicals - 1.5%
Albemarle Corp. U.S.	9,600	894,816
DuPont de Nemours, Inc.	27,300	1,552,824
		2,447,640
Metals & Mining - 2.2%
BHP Billiton Ltd. sponsored ADR	3,400	163,574
Lundin Mining Corp.	161,100	973,396
Newmont Corp.	37,400	2,350,216
		3,487,186

TOTAL MATERIALS		5,934,826

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	11,900	747,439
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	55,638	2,804,155

TOTAL REAL ESTATE		3,551,594

UTILITIES - 10.1%
Electric Utilities - 7.3%
Duke Energy Corp.	16,900	1,556,659
Evergy, Inc.	33,200	1,832,640
Exelon Corp.	55,589	2,217,445
FirstEnergy Corp.	2,500	74,300
PG&E Corp. (a)	176,000	1,682,560
Portland General Electric Co.	15,100	593,430
PPL Corp.	21,200	583,000
Southern Co.	55,100	3,165,495
		11,705,529
Gas Utilities - 0.7%
Atmos Energy Corp.	12,600	1,155,042
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	56,000	972,720
Multi-Utilities - 1.5%
Dominion Energy, Inc.	21,900	1,759,446
NiSource, Inc.	24,900	571,953
		2,331,399

TOTAL UTILITIES		16,164,690

TOTAL COMMON STOCKS
(Cost $141,784,538)		154,286,155

Nonconvertible Preferred Stocks - 2.0%
INFORMATION TECHNOLOGY - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd.
(Cost $2,936,515)	71,600	3,178,131

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.10% (c)	3,120,376	3,121,000
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	3,202	3,202
TOTAL MONEY MARKET FUNDS
(Cost $3,124,202)		3,124,202
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $147,845,255)		160,588,488
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(630,455)
NET ASSETS - 100%		$159,958,033

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$826
Fidelity Securities Lending Cash Central Fund	186
Total	$1,012

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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